3. Accounts Receivable (Details Narrative)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Sales Revenue, Net [Member] | Three Customers [Member]
Concentration percentage	68.50%	42.30%
Sales Revenue, Net [Member] | Two Customers [Member]
Concentration percentage	29.90%
Accounts Receivable [Member] | One Customer [Member]
Concentration percentage		38.70%